SHAREHOLDERS' EQUITY (Details) (USD $)	0 Months Ended	1 Months Ended				12 Months Ended
	Jun. 17, 2014	Apr. 30, 2014	Nov. 30, 2013	Apr. 30, 2013	Jan. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)					90,000,000	90,000,000	90,000,000	90,000,000
Increase in Authorized Shares (in shares)						90,000,000
Balance at end of period (in shares)						180,000,000	90,000,000	90,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)					47,303,394	75,382,001	52,915,639	47,303,394
Balance at beginning of period, outstanding (in shares)					47,303,394	75,382,001	52,915,639	47,303,394
Common Shares Issued in Follow-on-Offering (in shares)		13,800,000	9,343,750	11,212,500	5,500,000	13,800,000	20,556,250	5,500,000
Balance at end of period, issued (in shares)						89,182,001	75,382,001	52,915,639
Balance at end of period, outstanding (in shares)						89,182,001	75,382,001	52,915,639
Common Stock [Roll forward]
Balance at beginning of period					$ 473,000	$ 754,000	$ 529,000	$ 473,000
Common Shares Issued in Follow-on Offering						138,000	206,000	55,000
Compensation - Restricted Shares						997,000	2,093,000	1,258,000
Balance at end of period						892,000	754,000	529,000
Common Stock [Abstract]
Common shares issued in public offering (in shares)		13,800,000	9,343,750	11,212,500	5,500,000	13,800,000	20,556,250	5,500,000
Net proceeds from underwritten public offering of common shares		113,400,000	70,900,000	102,200,000	75,600,000	113,433,000	172,611,000	75,582,000
Common Stock, par value (in dollars per share)						$ 0.01	$ 0.01
Additional Paid in Capital [Abstract]
Share Premium Fund						77,400,000	172,400,000
Reduction of Share Premium	208,200,000
Contributed Surplus Account [Abstract]
Net Income (Loss)						12,808,000	105,417,000	73,192,000
Shareholders' Rights Plan [Abstract]
Preferred stock purchase right									one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of our common stock, par value $0.01 per share
Stockholders rights, exercise price (in dollars per share)									$ 115
Percentage of common stock ownership (in hundredths)									15.00%
Restricted Stock Awards [Member] | Scandic American Shipping Ltd. [Member]
Common Stock [Abstract]
Common Stock, par value (in dollars per share)								$ 0.01
Restricted shares issued and outstanding (in shares)						2,600,663	2,600,663	690,551
Restricted Stock Awards [Member] | Employees and Non-Employees [Member]
Common Stock [Abstract]
Shares held in treasury (in shares)							33,000
Restricted Stock Awards [Member] | Employees and Non-Employees [Member] | Stock Incentive Plan 2011 [Member]
Common Stock [Abstract]
Restricted shares issued and outstanding (in shares)						73,000	40,000	217,500
Common Stock [Member]
Issued and Outstanding Shares [Roll forward]
Common Shares Issued in Follow-on-Offering (in shares)						13,800,000	20,556,250	5,500,000
Compensation - Restricted Shares (in shares)							1,910,112	112,245
Common Stock [Abstract]
Common shares issued in public offering (in shares)						13,800,000	20,556,250	5,500,000
Shares held in treasury (in shares)						10,000	14,500	8,500
Contributed Surplus Account [Abstract]
Net Income (Loss)						0	0	0
Restricted Stock [Member]
Common Stock [Roll forward]
Compensation - Restricted Shares							$ 19,000	$ 1,000